Liquidity - Non-Derivative Financial Debt Investments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Liquidity
Time deposits - current	€ 3,028	€ 657
Time deposits - non-current	0	0
Time deposits	3,028	657
Debt securities - current	129	32
Debt securities - non-current	0	0
Debt securities	129	32
Financial instruments related to employee benefit plans - current	0	0
Financial instruments related to employee benefit plans - non-current	244	203
Financial instruments related to employee benefit plans	244	203
Loans and other financial receivables - current	108	104
Loans and other financial receivables - non-current	192	129
Loans and other financial receivables	300	233
Expected credit loss allowance - current	(7)	(3)
Expected credit loss allowance - non-current	0	0
Expected credit loss allowance	(7)	(3)
Non-derivative financial debt investments - current	3,259	790
Non-derivative financial debt investments - non-current	436	332
Non-derivative financial debt investments	3,695	1,122
Other financial assets, current	3,344	853
Other financial assets, non-current	5,543	5,626
Other financial assets	€ 8,887	€ 6,479
Non-derivative financial debt investments as % of other financial assets - current	97.00%	93.00%
Non-derivative financial debt investments as % of other financial assets - non-current	8.00%	6.00%
Non-derivative financial debt investments as % of other financial assets	42.00%	17.00%